Note C - Financial Instruments And Concentrations Of Credit Risk (Detail) (USD $)							12 Months Ended	24 Months Ended		12 Months Ended	24 Months Ended		12 Months Ended	24 Months Ended		12 Months Ended	24 Months Ended								9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Feb. 29, 2012	Dec. 31, 2011	Mar. 25, 2011	Dec. 31, 2010	Dec. 31, 2011 Second Deeds of Trust [Member]	Dec. 31, 2011 Nevada [Member]	Dec. 31, 2011 Nevada [Member]	Dec. 31, 2011 Arizona [Member] Real Estate Loans [Member] Largest Loan Receivable [Member]	Dec. 31, 2011 Arizona [Member]	Dec. 31, 2011 Arizona [Member]	Dec. 31, 2011 Texas [Member] Real Estate Loans [Member]	Dec. 31, 2011 Texas [Member]	Dec. 31, 2011 Texas [Member]	Dec. 31, 2011 California [Member] Real Estate Loans [Member]	Dec. 31, 2011 California [Member]	Dec. 31, 2011 California [Member]	Dec. 31, 2011 Real Estate Loans [Member] Four Real Estate Loans [Member] VRMI II [Member]	Dec. 31, 2011 Real Estate Loans [Member] Four Real Estate Loans [Member]	Dec. 31, 2011 Real Estate Loans [Member] Three Borrowers [Member]	Dec. 31, 2010 Real Estate Loans [Member] Minimum [Member]	Dec. 31, 2010 Real Estate Loans [Member] Maximum [Member]	Dec. 31, 2011 Real Estate Loans [Member]	Dec. 31, 2010 Real Estate Loans [Member]	Sep. 30, 2012 Credit Concentration Risk [Member] Nevada [Member]	Dec. 31, 2011 Credit Concentration Risk [Member] Nevada [Member]	Sep. 30, 2012 Credit Concentration Risk [Member] California [Member]	Dec. 31, 2011 Credit Concentration Risk [Member] California [Member]	Dec. 31, 2011 Credit Concentration Risk [Member] Arizona [Member]	Dec. 31, 2011 Credit Concentration Risk [Member] Texas [Member]	Dec. 31, 2011 Three Borrowers [Member]	Dec. 31, 2010 Common Guarantors [Member] Two Real Estate Loans [Member]	Dec. 31, 2011 Common Guarantors [Member]	Sep. 30, 2012 Real Estate Loans [Member] Minimum [Member]	Dec. 31, 2011 Real Estate Loans [Member] Minimum [Member]	Sep. 30, 2012 Real Estate Loans [Member] Maximum [Member] Three Real Estate Loans [Member]	Dec. 31, 2011 Real Estate Loans [Member] Maximum [Member]	Sep. 30, 2012 Real Estate Loans [Member] Three Real Estate Loans [Member]	Sep. 30, 2012 Non Performing Loans [Member] California [Member]	Sep. 30, 2012 Performing Loans [Member] Nevada [Member]	Dec. 31, 2011 Total [Member]	Sep. 30, 2012 Common Guarantors [Member] Two Real Estate Loans [Member]	Dec. 31, 2011 Common Guarantors [Member] Four Real Estate Loans [Member]	Dec. 31, 2011 Common Guarantors [Member]	Dec. 31, 2010 Common Guarantors [Member]	Dec. 31, 2011 Four Real Estate Loans [Member] Common Guarantors [Member]	Dec. 31, 2010 Four Real Estate Loans [Member] Common Guarantors [Member]	Dec. 31, 2011 Two Real Estate Loans [Member] Common Guarantors [Member]	Dec. 31, 2011 Two Real Estate Loans [Member] Common Guarantors [Member]	Dec. 31, 2010 Two Real Estate Loans [Member] VRMI II [Member]	Dec. 31, 2010 Two Real Estate Loans [Member]	Dec. 31, 2010 Three Borrowers [Member] Common Guarantors [Member]	Dec. 31, 2010 Assets Under Secured Borrowings [Member]	Dec. 31, 2010 Interest Reserves [Member]	Sep. 30, 2012 California And Nevada [Member] Three Borrowers [Member]	Dec. 31, 2010 Three Borrowers [Member]	Jun. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Jun. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Sep. 30, 2012 Three Real Estate Loans [Member]	Dec. 31, 2011 Three Real Estate Loans [Member]	Dec. 31, 2010 Three Real Estate Loans [Member]	Sep. 30, 2012 Two Real Estate Loans [Member]	Dec. 31, 2011 Four Real Estate Loans [Member]	Sep. 30, 2012 Six Loans With Common Guarantor [Member]	Dec. 31, 2011 Nine Loans With Common Guarantor [Member]	Sep. 30, 2012 Six Real Estate Loans [Member]	Dec. 31, 2010 Second Deeds of Trust [Member]
Concentration Risk, Percentage							36.00%	39.00%		28.00%	24.00%		19.00%	21.00%		15.00%	16.00%								58.00%	36.00%	24.00%	15.00%	28.00%	19.00%
Percentage Of Real Estate Loan Portfolio			10.70%		5.20%																										53.00%														16.40%		32.80%		27.30%						40.00%	51.00%	4.50%		15.00%		26.20%	53.00%		11.30%	19.00%		10.70%	18.40%
InterestRateOnInvestmentsInRealEstateLoans		6.00%		6.00%					15.00%			8.00%			11.00%						8.00%	15.00%												8.00%	8.00%	11.00%	15.00%		11.00%	8.00%																		8.00%		15.00%
Balance per consolidated balance sheets (in Dollars) (in Dollars)	$ 27,140,000		$ 31,777,000			$ 900,000			$ 12,600,000									$ 9,900,000	$ 17,900,000	$ 30,700,000			$ 31,777,000	$ 30,700,000								$ 3.9	$ 3,900,000					$ 12,400,000	$ 6,700,000		$ 30,700,000	$ 3,500,000	$ 11,000,000			$ 11,000,000	$ 9,900,000	$ 15,900,000		$ 9,600,000	$ 19,600,000	$ 19,800,000	$ 1,300,000	$ 200,000							$ 8.1		$ 3,100,000			$ 5,700,000	$ 6,200,000		$ 1,000,000
Cash, Uninsured Amount (in Dollars)			$ 0		$ 6,300,000
Deferred Interest Rate		5.00%		5.00%
Percentage of Interest Income																			58.00%																																39.00%
Percentage Of Assets In Real Estate Loans And Investments	28.00%		60.00%																																									19.00%